091-02277

07082505

For Internal Use Only SEC File No. 91-	Submit 1 Original And 9 Copies	OMB Approval No.: 3235-0504 Expires 07/31/20xx Estimated average burden per response: 2.00

RECEIVED
2007 NOV 16 AM 4:08
SEC / MR

U.S. SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C. 20549
FORM 19b-4(e)

Information Required of a Self-Regulatory Organization Listing and Trading New Derivative Securities Product Pursuant to Rule 19b-4(e) Under the Securities Exchange Act of 1934

READ ALL INSTRUCTIONS PRIOR TO COMPLETING FORM

Part I — **Initial Listing Report**

1. Name of Self-Regulatory Organization Listing New Derivative Securities Product:
   American Stock Exchange LLC.
2. Type of Issuer of New Derivative Securities Product (e.g., clearinghouse, broker-dealer, corporation, etc.):
   Corporation
3. Class of New Derivative Securities Product: Index-Linked Securities

Name of Underlying Instrument: Russell 3000® Index

5. If Underlying Instrument is an Index, State Whether it is Broad-Based or Narrow Based: Broad-Based.
6. Ticker Symbol(s) of New Derivative Product: BJW

PROCESSED
DEC 10 2007
THOMSON FINANCIAL

7. Market or Markets Upon Which Securities Comprising Underlying Instrument Trades:

   The New York Stock Exchange, American Stock Exchange, or Nasdaq.

8. Settlement Methodology of New Derivative Securities Product:
   Cash settlement on regular-way trades on the American Stock Exchange and settled through the National Securities Clearing corporation ("NSCC") on T+3.
9. Position Limits of New Derivative Securities Product (if applicable): Not Applicable.

Part II — **Execution**

The undersigned represents that the governing body of the above-referenced Self-Regulatory Organization has duly approved, or has duly delegated its approval to the undersigned for, the listing and trading of the above-referenced new derivative securities product according to its relevant trading rules, procedures, surveillance programs and listing standards.

Name of Official Responsible for Form: Dennis Meekins

Title:	Vice President
Telephone Number:	(212) 306-1302
Manual Signature of Official Responsible for Form:	
Date:	November 14, 2007

Act	Securities Exchange Act of 1934
Section	19b-4
Rule	19b-4(e)
Public Availability:	NOV 16 200_

AMERICAN STOCK EXCHANGE®
Equities Options ETFs

American Stock Exchange
86 Trinity Place
New York, NY 10006-1872

RECEIVED
2007 NOV 16 AM 4:09
SEC / MR

Bryan Fischer
Managing Director
212.306.2434 T
212.306.5325 F
bryan.fischer@amex.com

November 14, 2007

BY FACSIMILE AND OVERNIGHT COURIER
202/ 772-9273
Securities and Exchange Commission
Division of Market Regulations
100 F. Street NE – Room 6628
Washington DC 20549
Attn: Gail Jackson – Paralegal Specialist

Re: Form 19b-4(e)

Dear Ms. Jackson:

The American Stock Exchange LLC hereby files Form 19b-4(e) originally with respect to the following:

- Merrill Lynch & Co., Accelerated Return Notes linked to the S&P 100 Index (RZI)
- Merrill Lynch & Co., Accelerated Return Notes linked to the S&P MidCap 400 Index (MHR)
- Merrill Lynch & Co., Accelerated Return Notes linked to the PHLX Semiconductor Index (ELU)
- Merrill Lynch & Co., STARS linked to the DJ Euro Stoxx 50 Index (DJL)
- Merrill Lynch & Co., Accelerated Return Bear Market Notes linked to the Russell 3000 Index (BJW)

listed pursuant to the Amex Company Guide Section 107.

Sincerely,

Bryan Fischer

Attachment

Act	Securities Exchange Act of 1934
Section	19b-4
Rule	19b-4(e)
Public Availability:	NOV 16

END